Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Mar. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of accounts receivable
	Percentage of
	accounts receivable
	2021	2022
	%	%

Customer A	**	30.3
Customer B	43.5	23.3
Customer C	10.8	22.0
Customer D	28.0	12.5
Customer E	12.2	**

Four largest receivable balances	94.5	88.1

Schedule of revenue by major customers by reporting segments
	Year ended March 31,
	2020	2021	2022
	%	%	%

Customer B (note a)	48.2	46.6	33.4
Customer C (note b)	20.8	25.9	26.5
Customer D (note a)	14.4	15.3	16.7

	83.4	87.8	76.6